Intangible Assets Other Than Goodwill (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
INTANGIBLE ASSETS OTHER THAN GOODWILL [Abstract]
Schedule of intangible assets

Intangible assets	September 30, 2018	December 31, 2017
Acquisition cost (*)	$190,212	$200,610
Accumulated amortization	(77,924)	(73,790)
Write offs	—	(10,398)

Total Intangible assets net book value	$112,288	$116,422

(*)	As of both September 30, 2018 and December 31, 2017, intangible assets associated with the favorable lease terms included an amount of $1,150 related to purchase options for the vessels.

	Acquisition Cost	Accumulated Amortization	Write off	Net Book Value December 31, 2017
Trade name	$100,420	$(45,156)	$—	$55,264
Port terminal operating rights	53,152	(10,889)	—	42,263
Customer relationships	35,490	(17,745)	—	17,745
Favorable lease terms(*)	11,548	—	(10,398)	1,150
Total Intangible assets	$200,610	$(73,790)	$(10,398)	$116,422

Net Book Value of Intangible Assets/Liabilities other than Goodwill as at December 31, 2016

	Acquisition Cost	Accumulated Amortization	Write off	Net Book Value December 31, 2016
Trade name	$100,420	$(41,303)	$—	$59,117
Port terminal operating rights	53,152	(10,162)	—	42,990
Customer relationships	35,490	(15,971)	—	19,519
Favorable lease terms(*)	82,485	(6,359)	(70,937)	5,189
Total Intangible assets	271,547	(73,795)	(70,937)	126,815
Unfavorable lease terms(**)	(24,721)	—	24,721	—
Total	$246,826	$(73,795)	$(46,216)	$126,815

(*)

As of December 31, 2017 and 2016, intangible assets associated with the favorable lease terms included an amount of $1,150 and $1,180, respectively related to purchase options for the vessels (see also Note 2(n)). During the year ended December 31, 2017, acquisition costs of $10,398 and accumulated amortization of $7,001 of favorable lease terms considered impaired and were written off resulting in a loss of $3,397. During the year ended December 31, 2016, acquisition costs of $70,937 and accumulated amortization of $57,930 of favorable lease terms were written off resulting in a loss of $13,007. This write-off resulted from the early redelivery of one vessel.

(**)

As of December 31, 2016, the intangible liability associated with the unfavorable lease terms included an amount of  $0, related to purchase options held by third parties (see also Note 2(n)). During the year ended December 31, 2016, acquisition costs of $24,721 and accumulated amortization of $17,406 of unfavorable lease terms were written off resulting in an income of $7,315. This write-off resulted from the early redelivery of one vessel. As of December 31, 2016, no purchase options held by third parties have been exercised.

Amortization expense

	Amortization Expense and Write Offs Year Ended December 31, 2017	Amortization Expense and Write Offs Year Ended December 31, 2016	Amortization Expense and Write Offs Year Ended December 31, 2015
Trade name	$3,853	$3,902	$3,811
Port terminal operating rights	727	706	1,006
Customer relationships	1,775	1,775	1,775
Favorable lease terms	4,038	17,260	32,444
Unfavorable lease terms	—	(7,526)	(14,615)
Total	$10,393	$16,117	$24,420

Schedule of aggregate amortization expense

Period
Year One	$5,581
Year Two	5,588
Year Three	5,581
Year Four	5,581
Year Five	5,581
Thereafter	83,226

Total	$111,138

Description	Within one year	Year Two	Year Three	Year Four	Year Five	Thereafter	Total
Trade name	$2,811	$2,811	$2,818	$2,811	$2,811	$41,202	$55,264
Port terminal operating rights	985	985	985	985	985	37,338	42,263
Customer relationships	1,775	1,775	1,775	1,775	1,775	8,870	17,745
Total amortization	$5,571	$5,571	$5,578	$5,571	$5,571	$87,410	$115,272